Share-Based Compensation	9 Months Ended
Sep. 30, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation

Note 7. Share-Based Compensation

Arcturus Inc. had one stock compensation plan prior to the merger, the 2013 Equity Incentive Plan (the “2013 Plan”) which provides for the granting of options, warrants, restricted stock awards, restricted stock units, and other equity-based compensation to the Company’s directors, employees and consultants. In connection with the merger and as required in the 2013 Plan, all outstanding options in the 2013 Plan converted into options to purchase Alcobra Ltd.’s Ordinary Shares, as renamed Arcturus Therapeutics Ltd., and the applicable share amounts and exercise prices were adjusted to reflect the exchange ratio. The 2013 Plan has been extinguished and no additional grants shall be made from the 2013 Plan. Options granted under the 2013 Plan generally expire ten years from the date of grant. There are 38,751 shares available for future issuance under the 2013 Plan at September 30, 2018.

Prior to the merger, Alcobra Ltd. granted options to officers, directors, advisors, management and other key employees through the 2010 Incentive Option Plan (the “2010 Plan”). Substantially all options that were outstanding under the 2010 Plan became fully vested upon the closing of the merger. The value of these options was included as a component of the purchase price recorded in conjunction with the merger. The number of shares subject to and the exercise prices applicable to these outstanding options were adjusted in connection with the 1- for- 7 reverse share split. Options granted under the 2010 Plan generally expire ten years from the date of grant. Upon merger, the 2013 Plan was assumed by the 2010 Plan. The Company generally issues new shares upon option exercise. There were 85,251 shares available for future issuance under the 2010 Plan as of September 30, 2018.

In August 2018, the Company adopted the 2018 Omnibus Equity Incentive Plan (“2018 Plan”). Under the 2018 Plan, the Company is authorized to issue up to a maximum of 1,100,000 ordinary shares pursuant to the exercise of incentive share options or other awards provided for therein. In August 2018, the Company issued a certain number of options to purchase Ordinary shares to a group of employees as well as options to purchase a total of 220,000 Ordinary Shares to its executives. The Company also issued options to purchase a total of 130,000 Ordinary Shares to the non-executive members of the Company’s board of directors. As of September 30, 2018, there were 590,000 shares available for future issuance under the 2018 Plan.

Share Options

The following table presents the weighted-average assumptions used in the Black-Scholes valuation model by the Company in calculating the fair value of share options granted:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2018	2017	2018	2017
Expected life (in years)	6.1	7.6	6.1	7.3
Expected volatility	73.3%	76.1%	73.3%	76.4%
Expected dividend yield	—%	—%	—%	—%
Risk-free interest rate	2.76%	1.83%	2.76%	1.87%
Grant date weighted average fair value	$5.61	$9.57	$5.61	$7.94

The following table summarizes the Company’s share option activity for all plans for the nine months ended September 30, 2018:

	Number of Shares	Weighted Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding - December 31, 2017	344,055	$8.70
Granted	926,931	8.47
Exercised	(62,224)	5.34
Forfeited/cancelled	(130,579)	17.45
Outstanding - September 30, 2018	1,078,183	$7.64	9.29	1,386
Exercisable - September 30, 2018	168,360	$3.95	6.57	832
Exercisable and expected to vest - September 30, 2018	1,078,183	$7.64	9.29	1,386

At September 30, 2018, the total unrecognized compensation cost of $4.5 million will be recognized over the weighted-average remaining service period of approximately 3.2 years. The fair value of the options vested during the nine months ended September 30, 2018 was $0.3 million.

Stock-based compensation expense for the quarter and nine months ended September 30, 2017 includes $1.5 million of expense related to a modification of a restricted ordinary shares agreement as discussed in Note 6.